Impairment Losses on Financial Assets, Net - Summary of Impairment Losses on Financial Assets, Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment losses on trade receivable, net	¥ 3	¥ 15	¥ (6)
Impairment losses on other receivables	25	17	22
Reversal of impairment loss	¥ 28	¥ 32	¥ 16